Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 3 - FAIR VALUE MEASUREMENTS

The Plan utilizes the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, with respect to its investments. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

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Level 1 - Quoted prices in active markets for identical assets or liabilities.
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Level 2 - Inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

NOTE 3 - FAIR VALUE MEASUREMENTS (CONTINUED)

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.

Prosperity Bancshares, Inc. Common Stock: Common stock is valued at the closing price reported on the active market on which the individual security is traded.

Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective Investment Trusts: The Plan’s investments in the Great Gray Trust Company, LLC and SEI Trust Company funds are stated at fair value based upon quoted active market prices of the net asset value of shares held by the Plan, except for the Stable Value Fund II which invests in the Putnam Stable Value Fund and the Fidelity Institutional AM Total International Equity Fund which are valued at net asset value based on the underlying unit value reported by the trustee based on the fair value of the underlying investments less liabilities. There are no redemption restrictions on the Stable Value Fund II. The Fidelity Institutional AM Total International Equity Fund requires the plan to provide five business day advance notice for plan directed withdrawals exceeding $1 million of the assets invested in the fund. The Plan has no unfunded commitments and no contractual obligations to further invest in the trusts.

Money Market Account: Money market account is valued at carrying value, which approximates fair value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair values of certain financial instruments could result in different fair value measurements at the reporting date.

The inputs and methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables set forth the Plan’s assets at fair value by level within the fair value hierarchy as of:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Prosperity Bancshares, Inc. Common Stock	$38,813,766	$—	$—	$38,813,766
Mutual Funds	79,774,967	—	—	79,774,967
Collective Investment Trusts	223,839,132	19,198,416	—	243,037,548
Money Market Account	15,054,224	—	—	15,054,224
TOTAL INVESTMENTS, at Fair Value	$357,482,089	$19,198,416	$—	$376,680,505

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Prosperity Bancshares, Inc. Common Stock	$40,006,459	$—	$—	$40,006,459
Mutual Funds	73,721,521	—	—	73,721,521
Collective Investment Trusts	206,979,884	13,288,422	—	220,268,306
Money Market Account	17,755,585	—	—	17,755,585
TOTAL INVESTMENTS, at Fair Value	$338,463,449	$13,288,422	$—	$351,751,871